PAID-IN CAPITAL	12 Months Ended
Dec. 31, 2010
Paid In Capital Abstract
PAID-IN CAPITAL

NOTE 33: PAID-IN CAPITAL

Redeemable preference shares in favor of the Greek State

On January 22, 2009, an Extraordinary General Meeting of the Bank's Shareholders was held, which approved the issue of 70 million redeemable preference shares at a par value of EUR 5.00 each with the cancellation of the pre-emptive rights of the existing shareholders in favor of the Greek State in accordance with the Law 3723/2008 for the Bank's participation in the part (1) of the Hellenic Republic bank support plan. On May 21, 2009, the Bank's BoD certified that the Greek State fully covered the said issue of preferred shares. This increase was covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points. On May 25, 2009, the BoD's minutes for the above mentioned certification were filed with the Ministry of Development (resolution K2-5300/Registrar of Companies). Following the above the Bank's share capital increased by EUR 350 million.

The preference shares issued by the Bank in favor of the Greek State are not transferable and embody the following privileges:

(a)       the right to receive payment of a fixed return, calculated on a 10% basis over the issue price of each preference share which is payable within one month as of the Bank's Annual Shareholders Meeting (i) in priority over the common shares, (ii) in priority over the dividend amounts distributed pursuant to Article 1 par. 3 of Law 3723/2008 and (iii) irrespective of distribution of dividend to other classes of shareholders and provided that, following payment of the said fixed return, the Bank's and Group's capital adequacy ratios, meet the respective capital adequacy requirements set by the Bank of Greece.

The fixed return on the said preference shares is to be calculated accrued on an annual basis pro rata to the time period during which the Greek State remains a Preferred Shareholder and paid within one month as of the Bank's Annual Shareholders Meeting approval of the annual financial statements for the respective year, subject to availability of distributable funds, in accordance with Article 44a of the Companies' Act, specifically profits from the last and/or previous financial years and/or reserves, and subject to prior authorization of the distribution of such available funds by a Bank's Annual Shareholders Meeting resolution. In case of inadequacy of distributable funds, the Preferred Shareholder is entitled to receive payment of fixed return on the preference shares in priority over the Common Shareholders, up to exhaustion of such distributable funds; and

(b)       upon liquidation, the right in liquidation proceeds in priority over all other shareholders.

The Ministry of Economy and Finance, through its letter to the Bank of Greece (Protocol Number 39389/B2038/7.8.2009) clarified that the funds provided by the Greek State to the financial institutions through the issuance of preference shares, are for the support of the capital adequacy of the Greek banking sector and not for medium term funding. In this respect the Government issued Law 3844/2010 under which, the preference shares are not mandatorily redeemable. However, if not redeemed after five years following their issuance, the coupon rate (i.e. 10%) is increased by 2% per annum cumulatively.

On November 26, 2010, the Bank's Shareholders Extraordinary General Meeting approved the repurchase by the Bank of the Law 3723/2008 preference shares of a nominal value of EUR 350 million through payment in cash, subject to obtaining Bank of Greece and other statutory approvals. The approval by the Bank of Greece for the repurchase of the preference shares is still pending.

Other capital increases

On February 18, 2010, the 2nd Repeat General Meeting of the Bank's shareholders approved the assignment to the Board of Directors of the right to issue bonds convertible to shares, as per the provisions of articles 3a and 13 of the Companies Act and article 5 of the Bank's Articles of Association, for a period of five years, up to an amount corresponding to 50% of the paid-up share capital of the Bank as at the time of the assignment of the said right, that is EUR 1,696 million. The Meeting authorized the Board to decide the particular terms and details of such issuance, as well as the procedure by which the bonds will be converted to shares.

The Annual General Meeting of the Bank's Shareholders held on May 15, 2008, authorized the Board of Directors to increase the Bank's share capital through the issue of common shares with a pre-emptive right in favour of existing shareholders within a period of three years as of the date of the said Annual General Meeting and up to the amount that corresponds to 50% of the Bank's paid up share capital.

Following the above authorizations, the Board of Directors on September 10, 2010, approved the increase of the Bank's ordinary share capital through a rights issue by offering:

•       121,408,315 new ordinary shares of nominal value of EUR 5.0 each and subscription price of EUR 5.2 each. The shares were offered to existing ordinary shareholders at a ratio of 1 new share for every 5 shares held. The total capital raised amounted to EUR 631,323 thousand of which EUR 607,041 thousand was credited to common stock and the remaining EUR 24,282 thousand to additional paid-in capital. The new shares were listed on the ATHEX on October 19, 2010; and

•       227,640,590 convertible bonds to 227,640,590 new ordinary shares of nominal value of EUR 5.0 each and subscription price of EUR 5.2 each. The bonds were offered to existing ordinary shareholders at a ratio of 3 convertible bonds for every 8 shares held. The convertible bonds carried no interest and were convertible to ordinary shares after 7 days from their issuance. The total capital raised amounted to EUR 1,183,731 of which EUR 1,138,203 was credited to common stock and the remaining EUR 45,528 to additional paid-in capital. The new shares were listed on the ATHEX on October 25, 2010.

On December 22, 2009, the Board of Directors of the Bank approved the share capital increase by EUR 99 thousand through the issue of 19.693 ordinary shares derived from the exercise of stock options under Programs A and B.

In July 2009, following the Board of Directors' resolution on June 18, 2009, the Bank increased its ordinary share capital by offering 110,367,615 new ordinary shares of nominal value of EUR 5.00 each and subscription price of EUR 11.30 each through a rights issue. The shares were initially offered to existing ordinary shareholders at a ratio of 2 new shares for every 9 shares held. The total capital raised amounted to EUR 1,247,154 thousand, EUR 551,838 thousand of which was credited to common stock and the remaining amount less expenses incurred of EUR 653,518 thousand was credited to additional paid-in-capital.

On June 26, 2008, the BoD of the Bank approved the share capital increase by EUR 1,940 thousand through the issue of 387,970 ordinary shares of a nominal value of EUR 5.00 and exercise price of EUR 22.12 derived from the exercise of stock options under Program B. The difference from the issue of shares above par value of a total amount of EUR 6,642 thousand was credited to the additional paid-in-capital. Furthermore, the total compensation cost for 2008 derived from share based payments amounted to EUR 10,503 thousand and was credited to additional paid-in-capital.

On June 6, 2008, following the resolution of the Bank's Annual General Meeting of the Shareholders held on May 15, 2008 which approved the issue of redeemable preference shares of up to EUR 1.5 billion, the BoD of the Bank issued 25,000,000 Non-cumulative Non-voting Redeemable Preference Shares of a par value of EUR 0.30 each, which were offered in the form of American Depositary Shares in the United States, at a price of USD 25 per preference share (equivalent to EUR 16.11). The total proceeds of the offering amounted to USD 625 million or EUR 402.6 million. The annual dividend was set to USD 2.25 per Preference Share. The American Depositary Shares are evidenced by American Depositary Receipts and are listed on the New York Stock Exchange. The Preference Shares are redeemable at the option of the issuer on or after June 6, 2013, at par. If the Bank is wound up or liquidated, whether or not voluntarily, the Preference Shareholders will be entitled to receive out of our liquidation proceeds a distribution per preference share of an amount equal to the par value, before any distribution or payment may be made to holders of our ordinary shares or any other class of our shares ranking junior in respect of liquidation proceeds. The difference from the issue of preference shares above par value less the issue costs, of a total amount of EUR 382,775 thousand was credited to the additional paid-in-capital.

Following the resolution of the Bank's Annual General Meeting of the Shareholders held on May 15, 2008, the Bank issued 19,067,838 new shares with a nominal value of EUR 5.00 per share to existing shareholders without payment, instead of additional EUR 1 dividend for the year 2007, at a ratio of four new shares for every one hundred shares owned. The difference between the current value less the issue costs of the shares and the nominal value of EUR 381,196 thousand was credited to additional paid-in capital.